First Trust Smith Opportunistic Fixed Income ETF Investment Objectives and Goals - First Trust Smith Opportunistic Fixed Income ETF	Aug. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the First Trust Smith Opportunistic Fixed Income ETF (the “Fund”) is to seek to maximize long-term total return.